Related party transactions (Details) - Schedule of net revenues – related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Total	$ 166,325	$ 233,157	$ 213,172
Nanjing Culture [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.5% shares of the Company
Nature	Technological service fee revenue
Total	$ 29,934	38,959	41,571
Jinling Cultural [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	It is owned by our 11.5% beneficial shareholder, Huajun Gao
Nature	Technological service fee revenue
Total	$ 21,542	22,519	21,042
Hunan Huaqiang Artwork Trading Center Co., Ltd. [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	49% owned by Jinling Cultural
Nature	Technological service fee revenue
Total	$ 17,091	21,821	20,390
Nanjing Jinwang Art Purchase E-commerce Co., Ltd.(“Nanjing Jinwang”) [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	It is owned by Huajun Gao and Aimin Kong, each a 11.5% beneficial shareholder of the Company
Nature	Technological service fee revenue
Total		17,813
Kashi Jinwang Art Purchase E-commerce Co., Ltd. [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	100% owned by Nanjing Jinwang
Nature	Technological service fee revenue
Total	$ 97,758	$ 132,045	$ 130,169